Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
C000019545_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000019545_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.73%
C000019545_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.12%
C000019547_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000019547_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.73%
C000019547_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.12%
C000019544_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000019544_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.73%
C000019544_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.12%
C000019549_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000019549_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.73%
C000019549_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.12%
C000205010_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000205010_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.73%
C000205010_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.29%
C000019548_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000019548_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.73%
C000019548_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.12%
C000019545_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000019545_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															$ 9,600
C000019545_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														$ 9,868
C000019545_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													$ 9,785
C000019545_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												$ 10,073
C000019545_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											$ 10,300
C000019545_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										$ 11,176
C000019545_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									$ 11,490
C000019545_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								$ 11,305
C000019545_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							$ 10,768
C000019545_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value						$ 11,139
C000019545_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,326	$ 11,326	$ 11,326	$ 11,326	$ 11,326
C000019545_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg New York 4+ Year Enhanced Municipal Bond Index
C000019545_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000019545_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,326
C000019545_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,285
C000019545_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,664
C000019545_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,005
C000019545_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,008
C000019545_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,449
C000019545_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,221
C000019545_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,765
C000019545_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,168
C000019545_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	12,383	12,383	12,383	12,383	$ 12,383
C000019545_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019545_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000019545_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,271
C000019545_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,242
C000019545_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,603
C000019545_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,950
C000019545_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,896
C000019545_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,374
C000019545_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,140
C000019545_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,746
C000019545_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,087
C000019545_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,338	$ 12,338	12,338	$ 12,338	$ 12,338
C000019545_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(2.38%)
C000019545_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.55%)
C000019545_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.25%
C000019545_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.69%
C000019545_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.27%
C000019545_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.67%
C000019545_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.76%
C000019545_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.62%
C000019545_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.16%
C000019547_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000019547_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000019547_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,204
C000019547_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,042
C000019547_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,261
C000019547_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,414
C000019547_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,218
C000019547_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,450
C000019547_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,184
C000019547_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,578
C000019547_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value						10,942
C000019547_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,127	$ 11,127	11,127	$ 11,127	$ 11,127
C000019547_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg New York 4+ Year Enhanced Municipal Bond Index
C000019547_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000019547_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,326
C000019547_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,285
C000019547_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,664
C000019547_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,005
C000019547_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,008
C000019547_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,449
C000019547_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,221
C000019547_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,765
C000019547_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,168
C000019547_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	12,383	12,383	12,383	12,383	$ 12,383
C000019547_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019547_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000019547_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,271
C000019547_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,242
C000019547_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,603
C000019547_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,950
C000019547_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,896
C000019547_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,374
C000019547_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,140
C000019547_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,746
C000019547_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,087
C000019547_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,338	$ 12,338	12,338	$ 12,338	$ 12,338
C000019547_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(0.01%)
C000019547_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.44%)
C000019547_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.07%
C000019547_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.98%
C000019547_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.44%)
C000019547_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.07%
C000019547_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.76%
C000019547_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.62%
C000019547_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.16%
C000019544_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® New York Municipal Income Fund
C000019544_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000019544_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,313
C000019544_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,260
C000019544_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,605
C000019544_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,871
C000019544_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,843
C000019544_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,206
C000019544_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,057
C000019544_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,521
C000019544_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value						11,955
C000019544_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,194	$ 12,194	12,194	$ 12,194	$ 12,194
C000019544_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg New York 4+ Year Enhanced Municipal Bond Index
C000019544_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000019544_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,326
C000019544_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,285
C000019544_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,664
C000019544_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,005
C000019544_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,008
C000019544_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,449
C000019544_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,221
C000019544_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,765
C000019544_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,168
C000019544_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	12,383	12,383	12,383	12,383	$ 12,383
C000019544_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019544_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000019544_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,271
C000019544_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,242
C000019544_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,603
C000019544_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,950
C000019544_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,896
C000019544_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,374
C000019544_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,140
C000019544_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,746
C000019544_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,087
C000019544_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,338	$ 12,338	12,338	$ 12,338	$ 12,338
C000019544_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.00%
C000019544_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.59%
C000019544_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.00%
C000019544_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.76%
C000019544_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.62%
C000019544_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.16%
C000019549_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000019549_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000019549_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,306
C000019549_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,244
C000019549_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,573
C000019549_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,838
C000019549_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,790
C000019549_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,152
C000019549_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,985
C000019549_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,442
C000019549_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value						11,864
C000019549_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,091	$ 12,091	12,091	$ 12,091	$ 12,091
C000019549_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg New York 4+ Year Enhanced Municipal Bond Index
C000019549_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000019549_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,326
C000019549_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,285
C000019549_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,664
C000019549_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,005
C000019549_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,008
C000019549_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,449
C000019549_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,221
C000019549_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,765
C000019549_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,168
C000019549_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	12,383	12,383	12,383	12,383	$ 12,383
C000019549_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019549_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000019549_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,271
C000019549_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,242
C000019549_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,603
C000019549_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,950
C000019549_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,896
C000019549_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,374
C000019549_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,140
C000019549_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,746
C000019549_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,087
C000019549_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,338	$ 12,338	$ 12,338	$ 12,338	$ 12,338
C000019549_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.92%
C000019549_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.51%
C000019549_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.92%
C000019549_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.76%
C000019549_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.62%
C000019549_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.16%
C000205010_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205010_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000205010_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,260
C000205010_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,172
C000205010_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,527
C000205010_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,381
C000205010_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,877
C000205010_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value						11,291
C000205010_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,520	$ 11,520	$ 11,520	$ 11,520	11,520
C000205010_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg New York 4+ Year Enhanced Municipal Bond Index
C000205010_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000205010_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,263
C000205010_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,200
C000205010_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,610
C000205010_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,398
C000205010_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,972
C000205010_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						11,349
C000205010_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	11,549	11,549	$ 11,549	11,549	11,549
C000205010_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000205010_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,000
C000205010_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,244
C000205010_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,130
C000205010_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,577
C000205010_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,358
C000205010_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,989
C000205010_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						11,308
C000205010_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,543	$ 11,543	$ 11,543	11,543	$ 11,543
C000205010_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.03%
C000205010_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.62%
C000205010_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.26%
C000205010_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.76%
C000205010_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.62%
C000205010_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.30%
C000019548_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000019548_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,600
C000019548_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,874
C000019548_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													9,796
C000019548_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,091
C000019548_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,322
C000019548_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										11,212
C000019548_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,523
C000019548_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,351
C000019548_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							10,810
C000019548_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value						11,188
C000019548_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,381	$ 11,381	11,381	11,381	$ 11,381
C000019548_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg New York 4+ Year Enhanced Municipal Bond Index
C000019548_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000019548_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,326
C000019548_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,285
C000019548_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,664
C000019548_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,005
C000019548_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,008
C000019548_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									12,449
C000019548_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								12,221
C000019548_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							11,765
C000019548_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						12,168
C000019548_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	12,383	12,383	12,383	12,383	$ 12,383
C000019548_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019548_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															$ 10,000
C000019548_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														$ 10,271
C000019548_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													$ 10,242
C000019548_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												$ 10,603
C000019548_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											$ 10,950
C000019548_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										$ 11,896
C000019548_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									$ 12,374
C000019548_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								$ 12,140
C000019548_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							$ 11,746
C000019548_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value						$ 12,087
C000019548_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,338	$ 12,338	$ 12,338	$ 12,338	$ 12,338
C000019548_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(2.34%)
C000019548_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.52%)
C000019548_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.30%
C000019548_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.73%
C000019548_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.30%
C000019548_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.72%
C000019548_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.76%
C000019548_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.62%
C000019548_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.16%